UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Soundpost Partners, LP

Address:         405 Park Avenue
                 6th Floor
                 New York, New York 10022

13F File Number: 028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Howard Bloom
Title:   Chief Financial Officer
Phone:  (212) 920-8388


Signature, Place and Date of Signing:

/s/ Howard Bloom                New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total:  $357,260
                                         (thousands)


List of Other Included Managers:

NONE

                                                      FORM 13F INFORMATION TABLE
                                                         Soundpost Partners, LP
                                                            March 31, 2010


COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE OF                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               ------            ------    ---------  --------  ---------  ----------- --------- -----   ------- -----
ABOVENET INC                  COM               00374N107   3,297     65,000   SH             SOLE    NONE         65,000
ACE LTD                       SHS               H0023R105   3,923     75,000   SH             SOLE    NONE         75,000
AES CORP                      COM               00130H105   6,600    600,000   SH             SOLE    NONE        600,000
AIR PRODS & CHEMS INC         COM               009158106   3,698     50,000   SH             SOLE    NONE         50,000
AMERICAN WTR WKS CO INC NEW   COM               030420103   8,704    400,000   SH             SOLE    NONE        400,000
ARGO GROUP INTL HLDGS LTD     COM               G0464B107   7,884    241,900   SH             SOLE    NONE        241,900
ARLINGTON ASSET INVT CORP     CL A NEW          041356205     287     16,090   SH             SOLE    NONE         16,090
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105   2,884    100,000   SH             SOLE    NONE        100,000
ATLANTIC TELE NETWORK INC     COM NEW           049079205   4,493    100,000   SH             SOLE    NONE        100,000
AVATAR HLDGS INC              COM               053494100   1,304     60,000   SH             SOLE    NONE         60,000
AZZ INC                       COM               002474104   1,185     35,000   SH             SOLE    NONE         35,000
BERKLEY W R CORP              COM               084423102   2,609    100,000   SH             SOLE    NONE        100,000
BIOMIMETIC THERAPEUTICS INC   COM               09064X101   1,044     79,400   SH             SOLE    NONE         79,400
BIOSPECIFICS TECHNOLOGIES CO  COM               090931106   2,775    100,000   SH             SOLE    NONE        100,000
BJS WHOLESALE CLUB INC        COM               05548J106   4,624    125,000   SH             SOLE    NONE        125,000
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306   1,713    300,000   SH             SOLE    NONE        300,000
CARDIONET INC                 COM               14159L103   6,235    815,000   SH             SOLE    NONE        815,000
CASELLA WASTE SYS INC         CL A              147448104   1,382    275,000   SH             SOLE    NONE        275,000
CERADYNE INC                  NOTE  2.875%12/1  156710AA3   1,248  1,300,000   PRN            SOLE    NONE      1,300,000
CHEESECAKE FACTORY INC        COM               163072101  24,354    900,000        PUT       SOLE    NONE        900,000
CHESAPEAKE LODGING TR         SH BEN INT        165240102   3,894    200,000   SH             SOLE    NONE        200,000
CHINA HYDROELECTRIC CORP      SPONSORED ADR     16949D101     285     30,800   SH             SOLE    NONE         30,800
CHINA HYDROELECTRIC CORPORAT  *W EXP 01/25/201  G2112E145      26     30,000   SH             SOLE    NONE         30,000
CHUBB CORP                    COM               171232101   2,593     50,000   SH             SOLE    NONE         50,000
CLEARWATER PAPER CORP         COM               18538R103     985     20,000   SH             SOLE    NONE         20,000
COCA COLA ENTERPRISES INC     COM               191219104   1,383     50,000   SH             SOLE    NONE         50,000
COLE KENNETH PRODTNS INC      CL A              193294105     154     12,002   SH             SOLE    NONE         12,002
COLUMBIA LABS INC             COM               197779101      56     52,800   SH             SOLE    NONE         52,800
CONEXANT SYSTEMS INC          NOTE  4.000% 3/0  207142AH3   1,259  1,249,000   PRN            SOLE    NONE      1,249,000
CONSTELLATION BRANDS INC      CL A              21036P108   3,288    200,000   SH             SOLE    NONE        200,000
CONVERTED ORGANICS INC        *W EXP 12/31/201  21254S131     105    404,290   SH             SOLE    NONE        404,290
COWEN GROUP INC NEW           CL A              223622101   2,406    425,000   SH             SOLE    NONE        425,000
DELIA'S INC NEW               COM               246911101     519    300,000   SH             SOLE    NONE        300,000
DELL INC                      COM               24702R101   6,008    400,000        CALL      SOLE    NONE        400,000
DENDREON CORP                 COM               24823Q107   1,459     40,000        CALL      SOLE    NONE         40,000
DENNYS CORP                   COM               24869P104   8,855  2,300,000   SH             SOLE    NONE      2,300,000
DEX ONE CORP                  COM               25212W100   3,490    125,000   SH             SOLE    NONE        125,000
E HOUSE CHINA HLDGS LTD       ADR               26852W103   2,984    175,000   SH             SOLE    NONE        175,000
ELECTRONIC ARTS INC           COM               285512109   3,732    200,000   SH             SOLE    NONE        200,000
EXPEDIA INC DEL               COM               30212P105  18,713    750,000   SH             SOLE    NONE        750,000
FIRST AMERN CORP CALIF        COM               318522307   3,384    100,000   SH             SOLE    NONE        100,000
FTI CONSULTING INC            COM               302941109   2,949     75,000   SH             SOLE    NONE         75,000
GENESCO INC                   COM               371532102   2,636     85,000   SH             SOLE    NONE         85,000
GLOBAL INDS LTD               DBCV  2.750% 8/0  379336AE0   6,475 10,000,000   PRN            SOLE    NONE     10,000,000
HEALTH NET INC                COM               42222G108   2,487    100,000   SH             SOLE    NONE        100,000
HEELYS INC                    COM               42279M107     199     83,807   SH             SOLE    NONE         83,807
HESKA CORP                    COM               42805E108      36     43,487   SH             SOLE    NONE         43,487
HOME DEPOT INC                COM               437076102   1,618     50,000        CALL      SOLE    NONE         50,000
HURCO COMPANIES INC           COM               447324104   1,262     75,000   SH             SOLE    NONE         75,000
INGRAM MICRO INC              CL A              457153104   1,755    100,000   SH             SOLE    NONE        100,000
INTEGRAL SYS INC MD           COM               45810H107   1,396    145,000   SH             SOLE    NONE        145,000
INVENTIV HEALTH INC           COM               46122E105   2,808    125,000   SH             SOLE    NONE        125,000
ISHARES TR INDEX              RUSSELL 2000      464287655  17,290    255,000        PUT       SOLE    NONE        255,000
JOS A BANK CLOTHIERS INC      COM               480838101   9,576    175,000        PUT       SOLE    NONE        175,000
KENDLE INTERNATIONAL INC      NOTE  3.375% 7/1  48880LAA5   1,890  2,000,000   PRN            SOLE    NONE      2,000,000
KEYNOTE SYS INC               COM               493308100   1,709    150,000   SH             SOLE    NONE        150,000
KHD HUMBOLDT WEDAG INTL LTD   COM               482462108   1,973    150,000   SH             SOLE    NONE        150,000
KOHLS CORP                    COM               500255104   5,478    100,000   SH             SOLE    NONE        100,000
KRATON PERFORMANCE POLYMERS   COM               50077C106   3,126    175,000   SH             SOLE    NONE        175,000
LEAP WIRELESS INTL INC        COM NEW           521863308   4,908    300,000   SH             SOLE    NONE        300,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708   1,367     25,000   SH             SOLE    NONE         25,000
MADISON SQUARE GARDEN INC     CL A              55826P100     375     17,258   SH             SOLE    NONE         17,258
MANNKIND CORP                 NOTE  3.750%12/1  56400PAA0   1,931  3,000,000   PRN            SOLE    NONE      3,000,000
MDS INC                       COM               55269P302  12,165  1,500,000   SH             SOLE    NONE      1,500,000
MONTPELIER RE HOLDINGS LTD    SHS               G62185106   2,522    150,000   SH             SOLE    NONE        150,000
MYERS INDS INC                COM               628464109   1,782    170,000   SH             SOLE    NONE        170,000
NAVIGATORS GROUP INC          COM               638904102   4,916    125,000   SH             SOLE    NONE        125,000
NETFLIX INC                   COM               64110L106   3,687     50,000        PUT       SOLE    NONE         50,000
NORTH ASIA INVESTMENT CORP    *W EXP 07/23/201  G66202113      12     54,100   SH             SOLE    NONE         54,100
NU HORIZONS ELECTRS CORP      COM               669908105     514    160,000   SH             SOLE    NONE        160,000
OCEANFREIGHT INC              COM               Y64202107   2,250  3,000,000   SH             SOLE    NONE      3,000,000
PALOMAR MED TECHNOLOGIES INC  COM NEW           697529303   1,631    150,000   SH             SOLE    NONE        150,000
PENSON WORLDWIDE INC          COM               709600100   2,165    215,000   SH             SOLE    NONE        215,000
PGT INC                       COM               69336V101   1,729    950,000   SH             SOLE    NONE        950,000
PHH CORP                      COM NEW           693320202   4,714    200,000   SH             SOLE    NONE        200,000
PIKE ELEC CORP                COM               721283109   1,864    200,000   SH             SOLE    NONE        200,000
POINT 360                     COM               730507100     667    460,000   SH             SOLE    NONE        460,000
POWELL INDS INC               COM               739128106     813     25,000   SH             SOLE    NONE         25,000
RADVISION LTD                 ORD               M81869105   3,596    525,000   SH             SOLE    NONE        525,000
REGIS CORP MINN               COM               758932107   2,802    150,000   SH             SOLE    NONE        150,000
REPUBLIC AWYS HLDGS INC       COM               760276105   2,673    450,000   SH             SOLE    NONE        450,000
RUSH ENTERPRISES INC          CL A              781846209     118      8,896   SH             SOLE    NONE          8,896
RUSH ENTERPRISES INC          CL B              781846308   1,107     90,000   SH             SOLE    NONE         90,000
S1 CORPORATION                COM               78463B101   3,540    600,000   SH             SOLE    NONE        600,000
SEABRIGHT INSURANCE HLDGS IN  COM               811656107     716     65,000   SH             SOLE    NONE         65,000
SEANERGY MARITIME HLDGS CORP  SHS               Y73760103   1,131    975,000   SH             SOLE    NONE        975,000
SIGA TECHNOLOGIES INC         COM               826917106   1,326    200,000   SH             SOLE    NONE        200,000
STEWART ENTERPRISES INC       CL A              860370105   2,813    450,000   SH             SOLE    NONE        450,000
SUCCESSFACTORS INC            COM               864596101  12,376    650,000        PUT       SOLE    NONE        650,000
SUN HEALTHCARE GROUP INC      COM NEW           866933401   5,486    575,000   SH             SOLE    NONE        575,000
SUNOCO INC                    COM               86764P109   4,457    150,000   SH             SOLE    NONE        150,000
SUPERMEDIA INC                COM               868447103   6,437    158,230   SH             SOLE    NONE        158,230
SUPERVALU INC                 COM               868536103   5,004    300,000        PUT       SOLE    NONE        300,000
SYMETRA FINL CORP             COM               87151Q106     264     20,000   SH             SOLE    NONE         20,000
TESORO CORP                   COM               881609101   2,085    150,000        PUT       SOLE    NONE        150,000
TNS INC                       COM               872960109   3,903    175,000   SH             SOLE    NONE        175,000
TOMOTHERAPY INC               COM               890088107   5,320  1,560,000   SH             SOLE    NONE      1,560,000
TOWER GROUP INC               COM               891777104   3,326    150,000   SH             SOLE    NONE        150,000
UNITED AMER INDEMNITY LTD     CL A              90933T109   2,727    285,000   SH             SOLE    NONE        285,000
VERIFONE HLDGS INC            NOTE  1.375% 6/1  92342YAB5   1,838  2,000,000   PRN            SOLE    NONE      2,000,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209   8,159    350,000   SH             SOLE    NONE        350,000
WAL MART STORES INC           COM               931142103   5,560    100,000   SH             SOLE    NONE        100,000


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